Fair Values of Assets and Liabilities - Estimated Fair Values of Financial Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial Assets
Cash and due from banks	$ 19,505	$ 15,705	$ 11,147	$ 10,654
Investment securities held-to-maturity	44,362	42,991
Loans	276,507	269,394
Financial Liabilities
Deposits	347,215	334,590
Long-term debt	32,259	33,323
Carrying Amount [Member]
Financial Assets
Cash and due from banks	19,505	15,705
Federal funds sold and securities purchased under resale agreements	93	138
Investment securities held-to-maturity	44,362	42,991
Loans held for sale	20	4
Loans	276,507	269,394
Other financial instruments	2,393	2,362
Financial Liabilities
Deposits	347,215	334,590
Short-term borrowings	15,656	12,891
Long-term debt	32,259	33,323
Other liabilities	1,556	1,702
Fair Value [Member]
Financial Assets
Cash and due from banks	19,505	15,705
Federal funds sold and securities purchased under resale agreements	93	138
Investment securities held-to-maturity	43,723	42,435
Loans held for sale	20	4
Loans	279,391	273,422
Other financial instruments	2,401	2,369
Financial Liabilities
Deposits	346,979	334,361
Short-term borrowings	15,447	12,706
Long-term debt	32,377	33,678
Other liabilities	1,556	1,702
Fair Value [Member] | Level 1 [Member]
Financial Assets
Cash and due from banks	19,505	15,705
Investment securities held-to-maturity	4,613	4,605
Fair Value [Member] | Level 2 [Member]
Financial Assets
Federal funds sold and securities purchased under resale agreements	93	138
Investment securities held-to-maturity	39,095	37,810
Other financial instruments	1,037	920
Financial Liabilities
Deposits	346,979	334,361
Short-term borrowings	15,447	12,706
Long-term debt	32,377	33,678
Fair Value [Member] | Level 3 [Member]
Financial Assets
Investment securities held-to-maturity	15	20
Loans held for sale	20	4
Loans	279,391	273,422
Other financial instruments	1,364	1,449
Financial Liabilities
Other liabilities	$ 1,556	$ 1,702